NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (collectively with its U.S. subsidiary, the Company) is an Israeli Company incorporated in 1997.

The Company is an innovative dermatology company with a successful track record of two NDA approvals and advanced orphan drugs pipeline. The Company has two approved drugs: (i) Twyneo®, which was developed for the treatment of acne vulgaris and received marketing authorization by the U.S. Food and Durg Administration (the "FDA") on July 27, 2021 and (ii) Epsolay®, a treatment for subtype II rosacea that received marketing authorization by the FDA on April 25, 2022. In June 2021, the Company entered into two exclusive license agreements with Galderma for the commercialization of Twyneo® and Epsolay® in the United States, see Note 6a. On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician. On June 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician. In addition to the novel products, the Company’s products included the approved generic products Acyclovir, Ivermectin and other generic product candidates. In November 2021, the Company entered into an agreement with Padagis, to sell its rights in relation to ten generic collaborative agreements between the parties, including the agreements for the two aforementioned approved generic drug products. Under the new agreement, the Company has retained collaboration rights to two generic programs related to four generic drug candidates, see note 5c.

On January 27, 2023 the Company entered into an asset purchase agreement ("APA") with PellePharm, Inc. (hereafter-“PellePharm”), pursuant to which the Company agreed to purchase all of the assets related to the topically-applied patidegib, a hedgehog signaling pathway blocker, for the treatment of Gorlin syndrome (such compound designated as investigational compound SGT-610). On January 30, 2023, upon closing of the transaction, the Company paid an upfront payment (hereafter- "upfront payment") of $4 million to PellePharm. The Company is required to pay an additional amount of $0.7 million, subject to the terms as defined in the APA, 15 months from the closing date. In addition, the Company will be required to pay total development and NDA acceptance milestones of up to $6 million, and up to $64 million in commercial milestones which amount increases to $89 million when sales exceed $500 million as well as single digit royalties which increase to double digit royalties when sales exceed $500 million. During March 2024 the first developement milestone event has completed and the Company recorded an amount of $500 as clinical expenses.

The upfront payment and the additional development milestone payments under the APA represent payments for research and development in-process ("IPR&D") acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use. Accordingly, such payments were expensed as incurred and recognized as research and development expenses.

On May 15, 2024, the Company and Shenzhen Beimei Pharmaceutical Co. Ltd. ("Beimei"), entered into an asset purchase agreement, For further details, see Note 6c.

The Company has a wholly owned U.S. subsidiary - Sol-Gel Technologies Inc. (the "Subsidiary"). The Subsidiary supports the Company with regards to marketing, regulatory affairs and business development relating to its products and technology in the U.S.

In October 2023, Hamas terrorists infiltrated Israel’s southern border and launched a series of attacks against Israel. Following these attacks, Israel’s security cabinet declared war against Hamas and initiated a military campaign. As of the issuance date of this report, there was no material impact on the Company's ongoing operations in Israel. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employee

Risk and Uncertainties

Since incorporation through June 30, 2024, the Company has an accumulated deficit of $224,671 and its activities have been funded mainly by its shareholders, collaboration revenues and license agreements, see also Notes 5 and 6. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations.

Management expects that the Company's cash and cash equivalents, deposits and marketable securities as of June 30, 2024 will allow the Company to fund its operating plan through at least the next 12 months from the financial statement issuance date.